FPA New Income, Inc.
FPA New Income, Inc.

FPA New Income, Inc. (FPNIX)

Supplement dated May 31, 2016 to the

Prospectus dated January 31, 2016

This Supplement updates certain information contained in the Prospectus for FPA New Income, Inc. (the “Fund”) dated January 31, 2016.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective June 1, 2016, the annual fund operating expense table in the section “Fund Summary-Fees and Expenses of the Fund” on page 2 is hereby deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA New Income, Inc. FPA New Income, Inc.
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.58%
Expense Reimbursement	0.09%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.49%
[1]	First Pacific Advisors, LLC (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 0.49% of the average daily net assets of the Fund (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) through May 31, 2017. This agreement may only be terminated earlier by the Fund's Board of Directors (the "Board") or upon termination of the Advisory Agreement. The expense reimbursement has been estimated to reflect the anticipated reimbursement to the Fund.

Effective June 1, 2016, the table in the section “Fund Summary-Example” on page 2 is hereby deleted in its entirety and replaced with the following:
Expense Example	One Year	Three Years	Five Years	Ten Years
FPA New Income, Inc. | FPA New Income, Inc. | USD ($)	50	157	274	616

Effective June 1, 2016, the first two sentences in the second paragraph in the section “Fund Summary-Principal Investment Strategies” on page 3 are hereby deleted in its entirety and replaced with the following:

The Fund generally invests in highly rated debt securities and will invest at least 75% of its total assets, calculated at market value at time of purchase, in debt securities rated at least A- or its equivalent by a nationally recognized statistical rating organization (“NRSRO”).  The Fund may invest up to 25% of its total assets, calculated at market value at time of purchase, in debt securities that are rated below A- or its equivalent by a NRSRO or that are unrated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE